Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014	Mar. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 95,977	$ 93,918
Accumulated depreciation	(65,054)	(66,592)
Property and equipment, Net	30,923	27,326
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	5,887	6,414
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,690	9,444
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	46,779	44,770
Equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,269	2,193
Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	1,141	1,238
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	9,760	9,599
Software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 21,451	$ 20,260